Lease Liabilities (Tables)	12 Months Ended
Feb. 28, 2023
Lease Liabilities [Abstarct]
Schedule of lease liabilities
	As of February 28
Figures in Rand thousands	2023	2022

Maturities analysis
– within one year	52,843	47,294
– within two to four years	57,930	56,868
– over four years	9,954	7,916
Present value of lease payments	120,727	112,078

Non-current liabilities	67,882	64,784
Current liabilities	52,845	47,294
	120,727	112,078